Going Concern	12 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

NOTE 2 – GOING CONCERN

As reflected in the Company’s consolidated financial statements, for the year ended June 30, 2020, the Company’s revenue decreased by approximately $7.0 million due to reduced sales orders as affected by the intense China-U.S. trade and tariff dispute, which became more fragile due to the outbreak and spread of the COVID-19 pandemic. As a result, the Company suffered a net loss of approximately $8.5 million. In addition, the Company’s working capital decreased significantly by approximately $17.0 million from approximately $17.9 million as of June 30, 2019 to only approximately $0.9 million as of June 30, 2020 because of large capital expenditures on the Company’s construction-in-progress projects during the year. As of June 30, 2020, the Company still had future minimum capital expenditure commitment on its construction-in-progress projects of approximately $5.9 million within the next twelve months. Furthermore, the outbreak and spread of the COVID-19 throughout China and worldwide has caused significant volatility in the PRC and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its impact on the PRC and international economies. To reduce the spread of the COVID-19, the Chinese government has employed measures including city lockdowns, quarantines, travel restrictions, suspension of business activities and school closures. Due to difficulties and challenges resulting from the COVID-19 outbreak, the Company temporarily closed its facilities and operations until middle of February 2020. During this temporary business closure period, there was limited support from the Company’s employees, delayed access to raw material supplies, reduced customer sales orders, and the Company’s inability to promote the sales to customers on a timely basis. Based on assessment of current economic environment, customer demand and sales trend, and the negative impact from COVID-19 outbreak and spread, there is an uncertainty that the Company’s revenue and operating cash flows may be significantly lower than expected for fiscal year 2021 and the Company may not be able to fund its capital expenditure on its CIP projects as planned. The above-mentioned facts raised substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the date of this filing.

In assessing its liquidity, management monitors and analyzes the Company’s cash on-hand, its ability to generate sufficient revenue sources in the future, and its operating and capital expenditure commitments. The Company currently plans to fund its operations mainly through cash flow from its operations, remaining cash from its 2017 IPO proceeds, renewal of bank borrowings and equity financing, if necessary, to ensure sufficient working capital.

As of June 30, 2020, the Company had cash of approximately $1.3 million, the Company also had short-term investments of approximately $3.6 million using the 2017 remaining IPO proceeds to purchase interest-bearing wealth management financial products from the banks and such short-term investments have maturities ranging from one to three months. These short-term investments are highly liquid and can be used as working capital when needed. In addition, the Company also had outstanding accounts receivable of approximately $2.5 million, of which approximately $2.2 million or 89% has been subsequently collected back during July to September 2020 (including $1.8 million accounts receivable collected from third party customers and $0.4 million accounts received collected from related party customers), and become available for use as working capital.

As of June 30, 2020, the Company had outstanding bank loans of approximately $5.2 million from PRC banks. Management expects that it will be able to renew all of its existing bank loans upon their maturity based on past experience and the Company’s good credit history. In addition to the current borrowings, subsequently in July 2020, the Company repaid total bank loans of RMB 30 million ($4.4 million) to the banks upon maturity, while at the same time, secured another RMB 50 million (approximately $7.1 million) long-term loan from Dongguan Rural Commercial Bank to support the construction of the Company’s current CIP projects. (see Note 17).

Currently, the Company is working to improve its liquidity and capital source mainly through cash flow from its operations, remaining cash from its 2017 IPO proceeds, renewal of bank borrowings and equity financing. In order to fully implement its business plan and sustain continued growth, the Company may also seek equity financing from outside investors. At the present time, however, the Company does not have commitments of funds from any potential investors. No assurance can be given that additional financing, if required, would be available on favorable terms or at all.

Based on above reasons, there is a substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the date of this filing.